LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Schedule of lease liabilities
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2025	2024
Balance at January 1	29,914	33,123
Additions	551	2,425
Remeasurement	2,393	338
Interest expense accrued	1,130	1,141
Payments of lease liabilities	(5,376)	(5,149)
Disposals of lease liabilities	(13,687)	(309)
Currency translation	2,794	(1,655)
Balance at December 31	17,719	29,914
- Current portion	3,369	2,946
- Non-current portion	14,351	26,968

Schedule of future minimum lease liabilities
Future minimum lease payments as at December 31, 2025 and 2024 are as follows:

	2025		2024
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	3,860	3,734	4,730	4,650
After one year but not more than five years	10,180	9,494	15,267	13,764
More than five years	5,048	4,491	15,322	11,500
Balance at December 31	19,088	17,719	35,319	29,914

Amounts in $ ‘000	2025	2024
Cash and cash equivalents	145,305	54,944
Restricted cash	1,988	1,505
Marketable securities	33,796	112,949
Convertible bond - current	(5,336)	(4,245)
Convertible bond - non-current	(92,719)	(78,154)
Net cash (debt)	83,034	86,999

Cash and cash equivalents	145,305	54,944
Restricted cash	1,988	1,505
Marketable securities	33,796	112,949
Gross debt - fixed interest rates	(98,056)	(82,399)
Gross debt - variable interest rates	—	—
Net cash (debt)	83,034	86,999